Valuation and Qualifying Accounts and Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011		May 31, 2010
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 27,597		$ 20,525		$ 22,934
Additions Charged to Selling, General and Administrative	5,811		10,916		9,053
(Deductions) Additions	(6,901)	[1]	(3,844)	[1]	(8,581)	[1]
Impact of Deconsolidation					(2,881)	[2]
Balance at End of Period	26,507		27,597		20,525
Product Liability Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	37,941		47,811		51,453
Additions Charged to Selling, General and Administrative	6,221		(1,430)		12,714
Acquisitions (Disposals) of Businesses and Reclassifications	105	[3]	(2,525)
(Deductions) Additions	(6,759)	[4]	(5,915)	[4]	(10,709)	[4]
Impact of Deconsolidation					(5,647)	[2]
Balance at End of Period	37,508		37,941		47,811
Accrued loss reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4,357		3,084		6,947
Additions Charged to Selling, General and Administrative	(310)		2,504		65
Acquisitions (Disposals) of Businesses and Reclassifications	1,316				(564)	[3]
(Deductions) Additions	(1,783)	[4]	(1,231)	[4]	(3,215)	[4]
Impact of Deconsolidation					(149)	[2]
Balance at End of Period	3,580		4,357		3,084
Product Liability Reserves, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2,905		4,331		7,067
Additions Charged to Selling, General and Administrative	178		(57)		348
Acquisitions (Disposals) of Businesses and Reclassifications	(105)	[3]
(Deductions) Additions	(158)	[4]	(1,369)	[4]	(3,084)	[4]
Balance at End of Period	2,820		2,905		4,331
Accrued environmental reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	4,693		4,408		3,846
Additions Charged to Selling, General and Administrative	(631)		115		3,193
Acquisitions (Disposals) of Businesses and Reclassifications					564	[3]
(Deductions) Additions	(110)	[4]	170	[4]	(2,080)	[4]
Impact of Deconsolidation					(1,115)	[2]
Balance at End of Period	3,952		4,693		4,408
Asbestos-related liabilities, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period					65,000
Acquisitions (Disposals) of Businesses and Reclassifications					(45,000)	[3]
Impact of Deconsolidation					(20,000)	[2]
Asbestos-related liabilities, noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period					425,328
Acquisitions (Disposals) of Businesses and Reclassifications					45,000	[3]
(Deductions) Additions					(92,621)	[4]
Impact of Deconsolidation					$ (377,707)	[2]

[1]	Uncollectible accounts written off, net of recoveries
[2]	Reflects the impact of the deconsolidation of SPHC as of May 31, 2010. Refer to Note A(2) and Note I to the Consolidated Financial Statements for the fiscal year ended May 31, 2011 for further information.
[3]	Primarily transfers between current and noncurrent
[4]	Primarily claims paid during the year, net of insurance contributions